Commitments, Contingencies and Guarantees - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Expense on operating lease payments	€ 43.9	€ 42.0	€ 41.6
Non-committed gurantee facility	€ 25.0